UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2006

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/14/2006
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 1,752,896,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
ASML Hldg NV					N Y SHS			N07059111	17,345 		857,791 	x				 				857,791
Alpha Natural Resources Inc			COM			02076X102	2,943 		150,000 	x				 				150,000
American Elec Pwr Inc				COM			025537101	48,489 		1,415,742 	x				 				1,415,742
Applied Matls Inc				COM			038222105	188,273 	11,564,700 	x				 				11,564,700
CF Inds Hldgs Inc				COM			125269100	3,422 		240,000 	x				 				240,000
ChipMos Tech Bermuda Ltd			SHS			G2110R106	1,088 		185,000 	x				 				185,000
Cisco Sys Inc					COM			17275R102	92,768 		4,750,000 	x				 				4,750,000
Dendrite Intl Inc				COM			248239105	215 		23,364 		x				 				23,364
Goodyear Tire & Rubr Co				COM			382550101	98,291 		8,855,000 	x				 				8,855,000
Hudson City Bancorp				COM			443683107	5,606 		420,518 	x				 				420,518
International Business Machs			COM			459200101	53,782 		700,100 	x				 				700,100
KLA-Tencor Corp					COM			482480100	41,570 		1,000,000 	x				 				1,000,000
Lam Research Corp				COM			512807108	36,582 		783,000 	x				 				783,000
Levitt Corp					CL A			52742P108	43 		2,715 		x				 				2,715
Massey Energy Corp				COM			576206106	8,100 		225,000 	x				 				225,000
Micron Technology Inc				COM			595112103	290,460 	19,286,836 	x				 				19,286,836
Microsoft Corp					COM			594918104	213,195 	9,150,000 	x				 				9,150,000
Microsoft Corp					CALL			594918904	875 		175,000 	x				 				175,000
Mirant Corp New					COM			60467R100	10,720 		400,000 	x				 				400,000
Motorola Inc					COM			620076109	2,017 		100,100 	x				 				100,100
Novellus Sys Inc				COM			670008101	9,880 		400,000 	x				 				400,000
NTL Inc New					*W EXP 01/10/201	62941W119	149 		237,059 	x				 				237,059
Oracle Corp					COM			68389X105	362,250 	25,000,000 	x				 				25,000,000
Pioneer Cos Inc					COM NEW			723643300	832 		30,497 		x				 				30,497
Pope & Talbot Inc				COM			732827100	3,115 		500,000 	x				 				500,000
RF MicroDevices Inc				COM			749941100	14,627 		2,450,000 	x				 				2,450,000
Sea Containers Ltd				CL A			811371707	14,060 		2,960,000 	x				 				2,960,000
Sea Containers Ltd				CL B			811371103	61 		12,500 		x				 				12,500
Semiconductor Hldrs Tr				DEP RCPT		816636203	59,238 		1,800,000 	x				 				1,800,000
Symantec Corp					COM			871503108	47,576 		3,061,500 	x				 				3,061,500
Teradyne Inc					COM			880770102	12,536 		899,900 	x				 				899,900
Texas Instrs Inc				COM			882508104	109,738 	3,622,900 	x				 				3,622,900
Walter Inds Inc					COM			93317Q105	577 		10,000 		x				 				10,000
Williams Cos Inc Del				COM			969457100	2,476 		106,000 	x				 				106,000



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